Balance Sheet Components - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance—beginning of period	$ (337)	$ (49)
Increase in reserves	(846)	(356)
Write-offs	384	68
Balance—end of period	$ (799)	$ (337)